Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities, Noncurrent [Abstract]
Other Long-term Liabilities
(7)	Other Long-term Liabilities
The other long-term liabilities consist of the following (in thousands):

	As of December 31,
	2021	2020
Customer deposits	$750	$850
Restructuring liability	49	342
Other long-term liabilities	4	44

Total other long-term liabilities	$803	$1,236